Transactions with associates companies - Accounts receivable, payable from/to associates (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	$ 204,096	$ 146,701
Other Receivables	172,131	105,607
Total trade and other payables total	80	56
Associates [member]
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	6,247	7,177
Other Receivables	2,967	3,705
Trade and other receivable total	9,214	10,882
Trade payables	29	36
Others [Member]
Disclosure Of Transactions with associates companies [Line Items]
Other payables	51	20
Minera Yanacocha S.R.L. [Member] | Associates [member]
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	5,920	6,791
Compania Minera Coimolache S.A. [Member] | Associates [member]
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	327	386
Other Receivables	1,016	1,234
Trade payables	27	36
Sociedad Minera Cerro Verde Saa [Member] | Associates [member]
Disclosure Of Transactions with associates companies [Line Items]
Trade payables	2	0
Transportadora Callao SA [Member] | Associates [member]
Disclosure Of Transactions with associates companies [Line Items]
Other Receivables	$ 1,951	$ 2,471